Shareholders' equity - Share capital (Details)	1 Months Ended
	Nov. 30, 2018 € / shares	Sep. 30, 2018 EUR (€)	Jun. 30, 2019 € / shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 shares	Nov. 30, 2018 USD ($) $ / shares shares	Nov. 07, 2018 USD ($)	Sep. 30, 2018 $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2017 shares
Shareholders' Equity
Number of shares issued					0
Authorized share capital | $				$ 7,200,000
Number of shares outstanding				43,149,987	43,149,987				36,425,014	36,425,014
Par value per share | € / shares			€ 0.04
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $							$ 300,000,000
Number of shares authorised				90,000,000
Shares were issued and fully paid in cash				43,149,987
Treasury shares				4,237,398	4,277,051
Preferred
Shareholders' Equity
Number of shares authorised				90,000,000
Underwritten public offering and direct offering
Shareholders' Equity
Number of shares issued								6,612,500
Share price | $ / shares								$ 15.75
Gross proceeds | €		€ 89,983,000
Transaction cost | €		5,792,000
Net proceeds | €		€ 84,191,000
H.C. Wainwright & Co | Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $							$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders' Equity
Number of shares issued						112,473
Maximum aggregate offering of ordinary shares | $						$ 2,500,000
Share price | (per share)	€ 19.46					$ 22.23
Percent of net sales royalties	20.00%